Related Party Transactions - Summary of Leases (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Leases Expiration date			2017-10
Lease One [Member]
Capital Leased Assets [Line Items]
Leases Expiration date		2017-01
Annual Rental Payment		$ 167
Renewal Option Remaining		2 five-year terms
Annual Rental Increases		Fixed
Lease Two [Member]
Capital Leased Assets [Line Items]
Leases Expiration date	[1]	2017-10
Annual Rental Payment	[1]	$ 1,225
Renewal Option Remaining	[1]	2 five-year terms
Annual Rental Increases	[1]	CPI
Lease Three [Member]
Capital Leased Assets [Line Items]
Leases Expiration date	[2]	2025-08
Annual Rental Payment	[2]	$ 527
Renewal Option Remaining	[2]	4 five-year terms
Annual Rental Increases	[2]	Fixed
Lease Four [Member]
Capital Leased Assets [Line Items]
Leases Expiration date		2027-01
Annual Rental Payment		$ 174
Renewal Option Remaining		4 five-year terms
Annual Rental Increases		Fixed
Lease Five [Member]
Capital Leased Assets [Line Items]
Leases Expiration date	[3]	2029-06
Annual Rental Payment	[3]	$ 269
Renewal Option Remaining	[3]	4 five-year terms
Annual Rental Increases	[3]	CPI

[1]	This lease was amended in January 2015 retroactive to November 2014 and previ
[2]	This lease is recorded as a $4.3 million obligation under capital lease at December 31, 2015
[3]	This lease is recorded as a $2.6 million obligation under capital lease at December 31, 2015